Submission	Apr. 10, 2026
Submission [Line Items]
Central Index Key	0001959353
Registrant Name	OXFORD PARK INCOME FUND, INC.
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A